Payments, by Project - 12 months ended Dec. 31, 2025 - CAD ($)	Taxes	Fees	Total Payments
Total	$ 880,000	$ 1,160,000	$ 2,040,000
KSM
Total		690,000	690,000
Bronson Corridor 4
Total		30,000	30,000
Courageous Lake
Total		140,000	140,000
Corporate
Total	$ 880,000		880,000
Snowstorm
Total		$ 300,000	$ 300,000